Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 249	$ 239	$ 211
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	116	75	70
Deferred income taxes	1	0	0
Asset retirement expenditures	(1)	(2)	(8)
Net loss on disposal of assets	0	0	0
Equity in earnings from unconsolidated affiliates	(3)	0	0
Distributions from unconsolidated affiliates	15	0	0
Changes in:
Current receivables	(29)	2	6
Materials and supplies inventories	1	1	1
Change in fair value of derivatives	(6)	0	0
Current accounts payable and accrued liabilities	2	1	(3)
Receivables from / liabilities to related parties	(22)	15	19
All other, net	17	3	1
Net cash provided by operating activities	340	334	297
Investing activities:
Additions to property, plant and equipment	(288)	(141)	(151)
Acquisitions, net of cash acquired	(1,218)	0	0
Investments - loans (from) to related parties	(77)	0	0
Investments in unconsolidated affiliates	(14)	0	0
All other, net	(2)	4	(7)
Net cash used in investing activities	(1,599)	(137)	(158)
Financing activities:
Long-term debt - borrowings	1,490	1,160	0
Long-term debt - repayments	(1,441)	(526)	(1)
Related party debt - borrowings	301	0	0
Related party debt - repayments	(293)	0	0
Debt issuance costs	(11)	(3)	0
Net proceeds from equity offerings	1	230	0
Issuance of units in MarkWest Merger	169	0	0
Contributions from MPC - MarkWest Merger	1,230	0	0
Distributions to unitholders and general partner	(158)	(103)	(78)
Distributions to noncontrolling interests	(1)	(47)	(82)
Distributions related to purchase of additional interest in Pipe Line Holdings	(12)	(910)	(100)
Distributions to MPC from Predecessor	0	(25)	(41)
Net cash provided by (used in) financing activities	1,275	(224)	(302)
Net increase (decrease) in cash and cash equivalents	16	(27)	(163)
Cash and cash equivalents at beginning of period	27	54	217
Cash and cash equivalents at end of period	$ 43	$ 27	$ 54